RIGHTS-TO-USE LEASE ASSETS, NET	12 Months Ended
Dec. 31, 2021
Rights-to-use Lease Assets Net
RIGHTS-TO-USE LEASE ASSETS, NET

8. RIGHTS-TO-USE LEASE ASSETS, NET

The Company leases office and restaurant premises under non-cancelable operating lease agreements, with an option to renew the leases. Per the new lease standard ASC 842-10-55, these leases are treated as operating leases. Management determined the loan interest rate of 4.75% is the weighted average discount rate for the lease that began in 2018. The rental expense for the years ended December 31, 2021, 2020 and 2019 was $312,540, $275,047 and $274,864, respectively. All leases are on a fixed payment basis. None of the leases include contingent rentals. The Company had lease commitment of $19,141 as of December 31, 2021, of which $19,141 was within one year.

Rights-to-use lease assets, net consisted of the following:

	December 31,	December 31,
	2021	2020
Leased properties under operating lease	$37,270	1,292,677
Less: accumulated amortization	(17,437)	(541,255)
Right-to-use asset, net	$19,833	751,422

The Company does not have any variable lease costs. Cash payment made under the lease agreements is $326,852, $269,026 and $246,606 for the years ended December 31, 2021, 2020 and 2019, respectively. The weighted-average remaining lease term is 1.08 years as of December 31, 2021.

Future lease commitments

2022	$19,141
Total Lease Payments	$19,141
Less: imputed interest	$(73)
Present value of lease liabilities	$19,068
Lease liabilities - Current	$19,068

Amortization expense was recognized as lease expense in general and administrative expense. Non-cash portion of amortization expense was negative $14,312, $6,021 and $23,996 for the years ended December 31, 2021, 2020 and 2019, respectively.

The estimated amortization expenses for each of the five succeeding years is as follows:

Year ending December 31,	Amortization expense
2022	$18,302
2023	1,531
Total	$19,833

On December 21, 2021, Wunong Shenzhen signed the lease withdrawal agreements with Zhichuang Juzhen to end the lease terms of executive offices and restaurant at December 31, 2021. On February 23, 2022, Shenzhen Bao’an Industrial Investment Group Co., Ltd(“Bao’an Industrial Investment”) entered a lease with Wunong Shenzhen to lease our executive offices to us for a lease term from March 1, 2022 to February 28, 2025, at a monthly net rent of RMB49,743.65 (approximately, $7,802) from March 1, 2022 to February 28, 2023, a monthly net rent of RMB52,230.83 (approximately, $8,192) from March 1, 2023 to February 29, 2024 and a monthly net rent of RMB54,844.64 (approximately, $8,602) from March 1, 2024 to February 28, 2025.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS